Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Increase (Decrease) Through Allocation of Warrants Issued
Schedule of Depreciation and Amortization Rate	The depreciation and amortization rate applicable to each category of equipment is as follows:
Equipment	Depreciation rate

Exploration equipment	20%

Computer software	50%

Computer equipment	55%